Loans and advances to customers - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance leases [Member]
Disclosure of financial assets [table]
Allowance for finance lease receivables included in loan loss provisions	€ 167	€ 164
Interest income on finance lease receivables	217	229
Stage 1 [member]
Disclosure of financial assets [table]
Allowance for finance lease receivables included in loan loss provisions	8	8
Stage 2 [member]
Disclosure of financial assets [table]
Allowance for finance lease receivables included in loan loss provisions	30	25
Stage 3 [member]
Disclosure of financial assets [table]
Allowance for finance lease receivables included in loan loss provisions	€ 129	€ 131